Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
Perkins Discovery Fund (Investor Class Shares) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 7,331	$ 8,895	$ 10,850	$ 15,317	$ 10,542	$ 28,375	$ 18,482	$ 16,261	$ 16,334	$ 15,823
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,961	11,426	12,771	13,707	12,499	19,212	21,908	19,872	25,409	27,138
Dow Jones U.S. Micro-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 8,479	$ 10,679	$ 11,976	$ 11,839	$ 8,628	$ 18,739	$ 14,778	$ 11,352	$ 12,628	$ 11,905